Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock shares authorized	50,000,000	50,000,000
Preferred stock shares at par value	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares at par value	$ 0.0001	$ 0.0001
Common stock shares issued	0	4,850,000
Common stock shares outstanding	0	4,850,000